FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE
Financial assets measured at fair value
	December 31, 2023				December 31, 2022
		Fair value measurement				Fair value measurement
	Carrying value	Level 1	Level 2	Level 3	Carrying value	Level 1	Level 2	Level 3
Financial assets:
Investments (Note 4)	$263	$263	$-	$-	$184	$184	$-	$-
Financial liabilities:
Silver Stream derivative liability (Note 11)	$34,295	$-	$-	$34,295	$27,171	$-	$-	$27,171
Option – PC Gold (Note 8)	$4,576	$-	$-	$4,576	$5,216	$-	$-	$5,216